[QUARLES & BRADY LLP LETTERHEAD]

January 29, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Thompson Plumb Funds, Inc. (33-6418; 811-4946) - Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Thompson Plumb Funds, Inc. (“Thompson Plumb”), we have enclosed for filing, pursuant to Rule 485(a) of the Securities Act of 1933, Post-Effective Amendment No. 29 (the “Amendment”) to Thompson Plumb’s Registration Statement on Form N-1A.  The Amendment is being filed to add the new summary information required to be included in Part A of Form N-1A, as well as to update financial and performance information and make other non-material changes.

Please note that we intend to file another post-effective amendment prior to effectiveness to include the consent of Thompson Plumb’s independent registered public accounting firm and counsel as well any other required information.  If necessary, that filing also will incorporate changes in Thompson Plumb’s disclosures responsive to comments provided by the Staff on this filing.

Your prompt review of the Amendment would be greatly appreciated.  Please contact Fred Lautz at (414)277-5309 or the undersigned at (414)277-5817 with any comments or questions regarding this filing.

Very truly yours,

QUARLES & BRADY LLP

/s/ Matthew C. Vogel

Matthew C. Vogel

Enclosure cc(w/enc):	Penny M. Hubbard, Chief Financial Officer Fredrick G. Lautz, Esq.